LOANS AND ADVANCES TO CUSTOMERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans And Advances To Customers
Companies	R$ 269,421,350	R$ 299,255,027
- Financing and On-lending	104,729,799	111,607,610
- Financing and export	28,957,241	37,587,540
- Housing loans	24,534,805	20,625,289
- Onlending BNDES/Finame	17,515,937	16,379,953
- Vehicle loans	22,316,453	23,242,661
- Import	7,183,123	10,391,807
- Leases	4,222,240	3,380,360
- Borrowings	151,245,208	172,913,176
- Working capital	82,843,536	98,963,672
- Rural loans	12,807,395	7,619,561
- Other	55,594,277	66,329,943
- Limit operations (1)	13,446,343	14,734,241
- Credit card	8,003,405	7,576,681
- Overdraft for corporates/Individuals	5,442,938	7,157,560
Individuals	360,265,349	357,611,537
- Financing and On-lending	127,765,221	125,994,550
- Housing loans	89,315,143	84,617,176
- Vehicle loans	31,408,501	34,012,500
- Onlending BNDES/Finame	6,866,782	7,213,697
- Other	174,795	151,177
- Borrowings	155,605,725	156,052,453
- Payroll-deductible loans	90,960,703	89,761,029
- Personal credit	31,309,283	35,097,910
- Rural loans	12,534,155	12,367,701
- Other	20,801,584	18,825,813
- Limit operations (1)	76,894,403	75,564,534
- Credit card	71,926,643	69,954,999
- Overdraft for corporates/Individuals	4,967,760	5,609,535
Total portfolio	629,686,699	656,866,564
Expected credit loss	(50,184,880)	(54,447,957)
Total of net loans and advances to customers	R$ 579,501,819	R$ 602,418,607